Fees Summary	Jun. 15, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 120,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	16,572.00
Total Offset Amount	0.00
Net Fee	16,572.00
Narrative - Max Aggregate Offering Price	$ 120,000,000.00
Final Prospectus	true